MERGER AND ACQUISITIONS	12 Months Ended
Dec. 31, 2018
Disclosure Of Acquisitions, Transfers And Merger [Abstract]
Disclosure of business combinations [text block]
2	MERGER AND ACQUISITIONS

a)	Acquisition of non-controlling interest of Mibanco, Banco de la Microempresa S.A. (Mibanco) -

On April 18, 2018, Credicorp Ltd. through its subsidiaries Grupo Crédito S.A. and Banco de Crédito del Perú S.A. acquired 3.23 percent and 0.06 percent, respectively, of the share capital of Mibanco, which was held by minority shareholders for approximately S/129.0 million and S/2.4 million, respectively.

Additionally, on May 22 and 23, 2018, BCP acquired 1.22 percent and 0.05 percent, respectively, of the share capital of Mibanco, which was held by minority shareholders for approximately S/47.3 million and S/1.9 million, respectively.

These acquisitions of non-controlling interest were recorded as an equity transaction.

In view of said acquisitions, Credicorp Ltd. increased its interest in the share capital of Mibanco from 93.18 percent to 97.74 percent.

b)	Merger by absorption between Credicorp Capital Holding Chile S.A. and Inversiones IMT S.A. -

On February 21, 2018, the Private Investment Fund Series B, administered by Credicorp Capital S.A., sold, ceded and transferred to Credicorp Capital Holding Chile S.A. the 11 shares of Inversiones IMT S.A. which it owned.

As a result of the sale, the entity Credicorp Capital Holding Chile S.A. became the holder of 100.0 percent of the share capital of Inversiones IMT S.A. for an uninterrupted period that exceeded 10 days, which is a cause for corporate dissolution, according to article 103 numeral 2 of the Law regarding Joint Stock Companies, in Chile.

Subsequently, on March 3, 2018, the merger by absorption between Inversiones IMT S.A. (absorbed entity) and Credicorp Capital Holding Chile S.A. (absorbing entity) was made effective; the latter acquiring all the assets, liabilities, rights and obligations of Inversiones IMT S.A., without needing to proceed with the liquidation of the dissolved company.

Said transaction has not generated a significant impact on the Group’s consolidated financial statements.

c)	Merger by absorption between El Pacífico Vida Compañía de Seguros y Reaseguros (Pacífico Vida) and El Pacífico Peruano-Suiza Compañía de Seguros y Reaseguros (PPS) -

At the Obligatory Annual Shareholders’ Meeting of Pacífico Vida, held on February 23, 2017, the merger by absorption was approved between Pacífico Vida (absorbing entity) and PPS (absorbed entity), and the amendments to their corporate denomination and purpose. Furthermore, it was agreed that said merger would come into effect on the date of the approval of the Public Deed, subject to the prior authorization of the Superintendencia de Banca, Seguros y AFP (authority that regulates banking, insurance and pension fund management activities in Peru, hereinafter “SBS”).

In this sense, the SBS through Resolution N° 2836-2017, dated July 19, 2017, authorized the following to Pacífico Vida:

•	The merger by absorption.
•	The increase in its share capital by the amount of S/571,009,670, thereby increasing its new share capital to the total of S/1,121,316,750.
•
The amendment in its corporate denomination to Pacífico Compañía de Seguros y Reaseguros S.A., being able to use the abbreviated name “Pacífico Seguros”; and to change its corporate purpose in order to be able to operate in the branches of life and general insurance.

Subsequently, on August 1, 2017, the signing of the Public Deed of Fusion was formalized, with the merger by absorption becoming effective as from said date; consequently, Pacífico Vida absorbs the totality of the assets, liabilities, rights and obligations of PPS, with the latter becoming extinguished, without dissolution or liquidation.

This transaction has not generated a significant impact on the Group's consolidated financial statements.

d)	Acquisition of the non-controlling interest of Credicorp Capital Colombia S.A. (formerly Correval) and Inversiones IMT S.A. (absorbed in March 2018 by Credicorp Capital Holding Chile S.A.) -

In the Board Meetings of Credicorp held on February 24, and July 20 of 2016, capital contributions were approved in favor of Credicorp Capital Ltd. for an amount of US$15.4 million and US$106.3 million, respectively, for the purpose of acquiring all of the shares held by the minority shareholders of Credicorp Capital Colombia S.A. (49.0 percent) and Inversiones IMT S.A. (39.4 percent) at said date, exercising the sale option agreed with them amounting, at that time, to S/489.9 million (S/340.4 million at the time of the signing of the contract and S/149.5 million related to the appreciation of that option recorded in the period from 2013 until its execution date).

It should be mentioned that in said Board meetings, a capital contribution in favor of Credicorp Capital Ltd. was initially approved for a total amount of US$121.7 million; however, Management subsequently decided that the contribution would only be for US$120.1 million.

Credicorp Capital Ltd. made capital contributions in favor of Credicorp Capital Holding Chile S.A. and Credicorp Capital Holding Colombia S.A.S. for approximately US$49.2 million and US$44.2 million, respectively, to enable said entities to execute directly the purchase and sale options (PUT) of the minority shareholders.

Accordingly, on May 20 and August 1 of 2016, Credicorp Capital Holding Chile S.A. executed the purchase option of Inversiones IMT S.A shares, acquiring the 39.4 percent share held by the minority shareholders, for approximately US$73.7 million (equivalent to S/241.4 million), through which, Credicorp Capital Holding Chile S.A. became the owner, directly and indirectly, of 100 percent of the capital stock of Inversiones IMT S.A (11 shares of the capital stock of Inversiones IMT S.A. are held by Fondo de Inversión Privado Serie B, an indirect subsidiary of Credicorp Capital Holding Chile S.A.).

The amount paid by Credicorp Capital Holding Chile was made up of: (i) US$49.2 million originating from the capital contribution of Credicorp Capital Ltd., (ii) US$20.0 million obtained through a financing from a local Chilean bank and (iii) own funds of approximately US$4.5 million.

Furthermore, on May 20, June 1 and August 1, of 2016, Credicorp Capital Holding Colombia S.A.S. executed the purchase option of Credicorp Capital Colombia S.A., purchasing the 30.32 percent share held by the minority shareholders for approximately US$45.2 million (equivalent to S/152.4 million), through which, Credicorp Capital Holding Colombia S.A.S. became the owner of 81.32 percent of the share capital of Credicorp Capital Colombia S.A.

The amount paid by Credicorp Capital Holding Colombia S.A.S. is made up of US$44.2 million originating from the capital contribution of Credicorp Capital Ltd. and US$1.0 million of own funds.

Finally, on September 30, 2016, Credicorp Capital Ltd. executed the remaining purchase option of Credicorp Capital Colombia S.A., purchasing the 18.68 percent share held by the minority shareholders, by means of the purchase of the entities Coby Business Inc. and Artigas Global Corp, both Panamanian companies whose only assets are their shares of Credicorp Capital Colombia S.A. The total amount of the purchase was US$28.3 million (equivalent to S/96.1 million), of which Credicorp Capital Ltd. paid US$26.7 million in cash (which originated from Credicorp´s capital contribution).

The total contribution of Credicorp Ltd. in Credicorp Capital Ltd. was US$120.1 million and with the financing taken by Credicorp Capital Holding Chile S.A., all of the purchase options were exercised, resulting in the achievement of a 100 percent share in Inversiones IMT S.A. and in Credicorp Capital Colombia S.A. With this operation, the process was concluded of establishing a regional investment bank which operates in the Integrated Latin American Market (MILA), involving the stock exchanges of Peru, Colombia and Chile.

The impacts of the operation on the financial statements of the Group are summarized below:

	Companies acquired
	Inversiones IMT S.A.	Credicorp Capital Colombia S.A.	Coby Business Inc. y Artigas Global Corp.	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Assets and liabilities acquired / Non controlling interest	103,630	69,482	43,261	216,373
Payment made / execution of sale option	(241,420)	(152,379)	(96,067)	(489,866)
Higher value paid	(137,790)	(82,897)	(52,806)	(273,493)